Intangible Assets - Amortization table (Details) $ in Thousands	Dec. 31, 2014 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2015	$ 18,366
2016	19,057
2017	19,057
2018	19,057
2019	$ 19,057